Portfolio of Investments September 30, 2024
SPXX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.8%
X 320,943,562 COMMON STOCKS - 98 .5 % X 320,943,562
AUTOMOBILES & COMPONENTS - 1.7%
5,866 Gentex Corp $ 174,162
1,613 Lear Corp 176,058
16,252 (a) Lucid Group Inc 57,370
2,378 (a) QuantumScape Corp 13,674
5,089 (a),(b) Rivian Automotive Inc, Class A 57,099
19,545 (a) Tesla Inc 5,113,557
1,213 Thor Industries Inc 133,297
742 (a) Visteon Corp 70,668
TOTAL AUTOMOBILES & COMPONENTS 5,795,885
BANKS - 3.4%
51,538 Bank of America Corp 2,045,028
22,295 Citigroup Inc 1,395,667
89 Cullen/Frost Bankers Inc 9,956
85 First Citizens BancShares Inc/NC, Class A 156,481
4,948 First Horizon Corp 76,842
24,320 JPMorgan Chase & Co 5,128,115
3,135 New York Community Bancorp Inc 35,206
4,203 Synovus Financial Corp 186,907
376 (a) Texas Capital Bancshares Inc 26,869
1,229 Webster Financial Corp 57,284
29,478 Wells Fargo & Co 1,665,212
2,283 Wintrust Financial Corp 247,774
TOTAL BANKS 11,031,341
CAPITAL GOODS - 5.3%
506 Acuity Brands Inc 139,347
1,811 AGCO Corp 177,224
5,115 (a),(b) Archer Aviation Inc, Class A 15,498
5,924 (a) Array Technologies Inc 39,098
3,549 (a),(b) Bloom Energy Corp, Class A 37,477
2,021 BWX Technologies Inc 219,683
563 Carlisle Cos Inc 253,209
4,996 Caterpillar Inc 1,954,037
5,454 CNH Industrial NV 60,539
1,029 Curtiss-Wright Corp 338,222
3,017 Deere & Co 1,259,085
5,038 Eaton Corp PLC 1,669,796
740 EMCOR Group Inc 318,593
4,483 (a),(b) Enovix Corp 41,871
930 Esab Corp 98,868
5,399 Graco Inc 472,466
1,527 HEICO Corp 399,280
360 Hexcel Corp 22,259
8,713 Honeywell International Inc 1,801,064
6,141 Illinois Tool Works Inc 1,609,372
936 Lennox International Inc 565,615
563 Lincoln Electric Holdings Inc 108,107
2,947 Lockheed Martin Corp 1,722,698
595 (a) MasTec Inc 73,245
1,160 (a) Middleby Corp/The 161,391
531 MSC Industrial Direct Co Inc, Class A 45,698
1,377 Oshkosh Corp 137,989
2,476 Owens Corning 437,064
26,630 (a),(b) Plug Power Inc 60,184
16,125 RTX Corp 1,953,705
2,981 Sensata Technologies Holding PLC 106,899
9,783 (a) Shoals Technologies Group Inc, Class A 54,883
1,494 (a) Spirit AeroSystems Holdings Inc, Class A 48,570
6,239 (a) Sunrun Inc 112,676
2,008 Timken Co/The 169,254

Portfolio of Investments September 30, 2024
(continued)
SPXX

SHARES DESCRIPTION   VALUE
CAPITAL GOODS (continued)
511 Valmont Industries Inc $ 148,164
637 Watsco Inc 313,327
3,189 (a) WillScot Holdings Corp 119,906
TOTAL CAPITAL GOODS 17,266,363
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
3,007 Booz Allen Hamilton Holding Corp 489,419
425 (a) CACI International Inc, Class A 214,438
463 (a) Clarivate PLC 3,287
786 (a) Clean Harbors Inc 189,984
228 Concentrix Corp 11,685
2,741 (a) GEO Group Inc/The 35,222
2,665 KBR Inc 173,571
1,061 RB Global Inc 85,400
3,217 Robert Half Inc 216,858
596 Science Applications International Corp 83,005
3,175 SS&C Technologies Holdings Inc 235,617
448 (a) Stericycle Inc 27,328
998 TransUnion 104,491
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,870,305
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.3%
67,878 (a),(c) Amazon.com Inc 12,647,708
839 (a) AutoNation Inc 150,114
418 (a) Burlington Stores Inc 110,135
1,137 Dick's Sporting Goods Inc 237,292
929 (a) Five Below Inc 82,077
1,111 Foot Locker Inc 28,708
1,918 (a) GameStop Corp, Class A 43,980
1,932 Gap Inc/The 42,601
9,417 Home Depot Inc/The 3,815,767
343 Lithia Motors Inc 108,951
7,215 Lowe's Cos Inc 1,954,182
303 Murphy USA Inc 149,340
392 (a) PDD Holdings Inc 52,846
372 (a) RH 124,408
6,256 (a) Valvoline Inc 261,813
1,384 (a) Victoria's Secret & Co 35,569
753 (a),(b) Wayfair Inc, Class A 42,304
1,254 Williams-Sonoma Inc 194,270
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 20,082,065
CONSUMER DURABLES & APPAREL - 0.9%
4,805 (a) Capri Holdings Ltd 203,924
1,423 Cricut Inc, Class A 9,861
8,589 KB Home 735,992
8,015 Leggett & Platt Inc 109,164
1,290 (a) Mattel Inc 24,575
672 Meritage Homes Corp 137,807
10,201 NIKE Inc, Class B 901,768
4,744 (a) Taylor Morrison Home Corp 333,313
4,723 Tempur Sealy International Inc 257,876
11,692 (a) Under Armour Inc, Class A 104,176
11,868 VF Corp 236,767
1,563 Whirlpool Corp 167,241
TOTAL CONSUMER DURABLES & APPAREL 3,222,464
CONSUMER SERVICES - 1.9%
3,882 Aramark 150,350
331 Booking Holdings Inc 1,394,212
2,536 Boyd Gaming Corp 163,952
555 (a) Bright Horizons Family Solutions Inc 77,772
734 Cracker Barrel Old Country Store Inc 33,287
979 (a) DoorDash Inc, Class A 139,733
2,395 (a) DraftKings Inc, Class A 93,884

SHARES DESCRIPTION   VALUE
CONSUMER SERVICES (continued)
2,846 Hyatt Hotels Corp $ 433,161
462 Jack in the Box Inc 21,501
8,883 McDonald's Corp 2,704,961
2,339 Papa John's International Inc 126,002
1,394 (a) Penn Entertainment Inc 26,291
1,641 (a) Planet Fitness Inc 133,282
1,485 Service Corp International/US 117,211
1,202 Six Flags Entertainment Corp 48,453
3,429 Travel + Leisure Co 158,008
195 Vail Resorts Inc 33,987
8,976 Wendy's Co/The 157,260
TOTAL CONSUMER SERVICES 6,013,307
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
1,370 Albertsons Cos Inc, Class A 25,318
2,512 (a) BJ's Wholesale Club Holdings Inc 207,190
410 Casey's General Stores Inc 154,041
3,962 Costco Wholesale Corp 3,512,391
826 (a) Performance Food Group Co 64,734
2,961 (a) US Foods Holding Corp 182,102
40,986 (c) Walmart Inc 3,309,620
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 7,455,396
ENERGY - 3.3%
1,160 (a) Antero Resources Corp 33,234
3,476 ChampionX Corp 104,801
1,692 Cheniere Energy Inc 304,289
1,133 Chesapeake Energy Corp 93,189
18,545 Chevron Corp 2,731,122
838 Chord Energy Corp 109,133
7,714 ConocoPhillips 812,130
1,568 EQT Corp 57,452
33,891 Exxon Mobil Corp 3,972,702
1,270 HF Sinclair Corp 56,604
4,787 Liberty Energy Inc 91,384
9,638 Magnolia Oil & Gas Corp, Class A 235,360
6,358 Marathon Petroleum Corp 1,035,782
4,582 Murphy Oil Corp 154,597
1,982 (b) New Fortress Energy Inc 18,016
11,967 NOV Inc 191,113
1,867 Patterson-UTI Energy Inc 14,283
632 Peabody Energy Corp 16,773
4,978 Permian Resources Corp 67,751
4,093 Range Resources Corp 125,901
3,108 SM Energy Co 124,227
14,618 (a) Southwestern Energy Co 103,934
8,230 TechnipFMC PLC 215,873
156 Texas Pacific Land Corp 138,019
6,953 (a) Transocean Ltd 29,550
TOTAL ENERGY 10,837,219
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
5,517 Agree Realty Corp 415,596
6,767 American Homes 4 Rent, Class A 259,785
6,904 Americold Realty Trust Inc 195,176
15,872 Brixmor Property Group Inc 442,193
7,025 Cousins Properties Inc 207,097
1,740 EastGroup Properties Inc 325,067
6,011 Equity LifeStyle Properties Inc 428,825
10,582 First Industrial Realty Trust Inc 592,380
4,174 Gaming and Leisure Properties Inc 214,752
10,252 Healthcare Realty Trust Inc 186,074
1,542 Hudson Pacific Properties Inc 7,371
10,680 Independence Realty Trust Inc 218,940

Portfolio of Investments September 30, 2024
(continued)
SPXX

SHARES DESCRIPTION   VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
320 Innovative Industrial Properties Inc $ 43,072
2,264 Lamar Advertising Co, Class A 302,471
2,787 Macerich Co/The 50,835
8,772 NNN REIT Inc 425,354
5,266 Omega Healthcare Investors Inc 214,326
1,930 Outfront Media Inc 35,473
2,707 Pebblebrook Hotel Trust 35,814
7,163 Phillips Edison & Co Inc 270,117
1,421 PotlatchDeltic Corp 64,016
2,549 Rexford Industrial Realty Inc 128,240
1,110 Ryman Hospitality Properties Inc 119,036
3,255 SITE Centers Corp 196,928
759 SL Green Realty Corp 52,834
1,241 Sun Communities Inc 167,721
3,372 WP Carey Inc 210,076
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5,809,569
FINANCIAL SERVICES - 7.7%
890 (a) Affirm Holdings Inc 36,330
8,310 AGNC Investment Corp 86,923
2,624 Ally Financial Inc 93,388
6,384 American Express Co 1,731,341
5,651 Annaly Capital Management Inc 113,415
15,838 (a),(c) Berkshire Hathaway Inc, Class B 7,289,597
1,147 (a) Block Inc 76,998
304 (a) Coinbase Global Inc, Class A 54,164
4,161 Corebridge Financial Inc 121,335
5,499 Equitable Holdings Inc 231,123
3,860 Goldman Sachs Group Inc/The 1,911,125
807 (a),(b) Hut 8 Corp 9,894
1,068 Interactive Brokers Group Inc, Class A 148,836
8,753 Intercontinental Exchange Inc 1,406,082
508 LPL Financial Holdings Inc 118,176
7,480 Mastercard Inc, Class A 3,693,624
7,780 MGIC Investment Corp 199,168
14,535 Morgan Stanley 1,515,128
440 PennyMac Financial Services Inc 50,147
4,239 Radian Group Inc 147,051
3,649 (a) Robinhood Markets Inc, Class A 85,460
4,781 (a) Rocket Cos Inc, Class A 91,747
3,398 S&P Global Inc 1,755,475
6,607 (a) SoFi Technologies Inc 51,931
1,592 (a) Toast Inc, Class A 45,070
1,119 Tradeweb Markets Inc, Class A 138,387
468 (a) Upstart Holdings Inc 18,725
14,045 Visa Inc, Class A 3,861,673
4,222 Voya Financial Inc 334,467
8,999 Western Union Co/The 107,358
2,878 XP Inc, Class A 51,631
TOTAL FINANCIAL SERVICES 25,575,769
FOOD, BEVERAGE & TOBACCO - 2.7%
846 Cal-Maine Foods Inc 63,315
46,630 (c) Coca-Cola Co/The 3,350,831
2,034 (a) Darling Ingredients Inc 75,583
646 (a) Freshpet Inc 88,353
2,784 Ingredion Inc 382,606
485 Lancaster Colony Corp 85,636
16,493 PepsiCo Inc 2,804,635
11,325 Philip Morris International Inc 1,374,855
4,686 (a) Pilgrim's Pride Corp 215,790
3,247 (a) Post Holdings Inc 375,840
1,554 (a) Simply Good Foods Co/The 54,033
TOTAL FOOD, BEVERAGE & TOBACCO 8,871,477

SHARES DESCRIPTION   VALUE
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
18,190 Abbott Laboratories $ 2,073,841
1,735 (a) Acadia Healthcare Co Inc 110,016
6,194 (a) agilon health Inc 24,342
43 (a) Amedisys Inc 4,150
805 (a) AMN Healthcare Services Inc 34,124
23,584 (a) Boston Scientific Corp 1,976,339
279 Chemed Corp 167,671
1,145 CONMED Corp 82,348
8,288 DENTSPLY SIRONA Inc 224,273
1,637 (a) Doximity Inc, Class A 71,324
2,253 Encompass Health Corp 217,730
8,466 (a) Envista Holdings Corp 167,288
2,780 (a) Globus Medical Inc, Class A 198,881
757 (a) Haemonetics Corp 60,848
639 (a) ICU Medical Inc 116,439
892 (a) Integra LifeSciences Holdings Corp 16,208
3,572 (a) Intuitive Surgical Inc 1,754,816
697 (a) Lantheus Holdings Inc 76,496
1,911 McKesson Corp 944,837
15,485 Medtronic PLC 1,394,115
1,383 (a) Merit Medical Systems Inc 136,682
5,175 (a) Neogen Corp 86,992
2,090 (a) Option Care Health Inc 65,417
433 (a) Penumbra Inc 84,136
7,161 Premier Inc, Class A 143,220
593 (a) Privia Health Group Inc 10,799
1,424 (a) Progyny Inc 23,866
526 (a) QuidelOrtho Corp 23,986
361 (a) STAAR Surgical Co 13,411
1,016 (a) Teladoc Health Inc 9,327
1,806 (a) Tenet Healthcare Corp 300,157
8,674 UnitedHealth Group Inc 5,071,514
1,340 (a) Veeva Systems Inc, Class A 281,226
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,966,819
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
1,282 (a) BellRing Brands Inc 77,843
22,455 Procter & Gamble Co/The 3,889,206
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,967,049
INSURANCE - 2.2%
1,136 American Financial Group Inc/OH 152,906
5,688 Arthur J Gallagher & Co 1,600,433
650 Hanover Insurance Group Inc/The 96,272
196 Kinsale Capital Group Inc 91,252
473 Lincoln National Corp 14,904
117 (a) Markel Group Inc 183,524
8,946 Marsh & McLennan Cos Inc 1,995,762
4,947 Old Republic International Corp 175,223
1,422 Primerica Inc 377,043
1,161 Reinsurance Group of America Inc 252,947
436 RenaissanceRe Holdings Ltd 118,766
965 RLI Corp 149,556
1,002 Selective Insurance Group Inc 93,487
6,012 Travelers Cos Inc/The 1,407,529
7,525 Unum Group 447,286
TOTAL INSURANCE 7,156,890
MATERIALS - 1.6%
1,361 Alcoa Corp 52,507
20,212 (a) Arcadium Lithium PLC 57,604
794 Ashland Inc 69,054
7,632 (a) Axalta Coating Systems Ltd 276,202
3,411 Berry Global Group Inc 231,880

Portfolio of Investments September 30, 2024
(continued)
SPXX

SHARES DESCRIPTION   VALUE
MATERIALS (continued)
2,824 Cabot Corp $ 315,638
1,022 Chemours Co/The 20,767
4,597 (a) Cleveland-Cliffs Inc 58,704
2,782 (a) Coeur Mining Inc 19,140
812 Compass Minerals International Inc 9,760
4,146 Crown Holdings Inc 397,518
12,941 Element Solutions Inc 351,478
10,647 Graphic Packaging Holding Co 315,045
3,334 HB Fuller Co 264,653
14,773 Hecla Mining Co 98,536
212 (a) Ingevity Corporation 8,268
1,550 Louisiana-Pacific Corp 166,563
1,379 Minerals Technologies Inc 106,500
9,015 (a),(b) MP Materials Corp 159,115
152 NewMarket Corp 83,887
3,302 Olin Corp 158,430
555 Reliance Inc 160,512
2,738 Royal Gold Inc 384,141
3,446 RPM International Inc 416,967
1,767 Scotts Miracle-Gro Co/The 153,199
1,579 Sensient Technologies Corp 126,667
3,858 Silgan Holdings Inc 202,545
2,761 Southern Copper Corp 319,365
199 Stepan Co 15,373
8,818 Tronox Holdings PLC 129,007
3,457 United States Steel Corp 122,136
TOTAL MATERIALS 5,251,161
MEDIA & ENTERTAINMENT - 8.9%
44,594 (c) Alphabet Inc, Class A 7,395,915
36,908 (c) Alphabet Inc, Class C 6,170,649
16 (a) AMC Entertainment Holdings Inc, Class A 73
115 Cable One Inc 40,226
40,347 Comcast Corp, Class A 1,685,294
1,216 (a) IAC Inc 65,445
1,107 (a) Liberty Media Corp-Liberty Formula One, Class A 79,184
200 (a) Liberty Media Corp-Liberty Live, Class A 9,902
16,581 Meta Platforms Inc 9,491,628
3,464 (a) Netflix Inc 2,456,911
2,539 (a) Pinterest Inc, Class A 82,187
641 (a) Roku Inc 47,857
2,153 Sirius XM Holdings Inc 50,918
721 (a) Spotify Technology SA 265,710
704 (a) TKO Group Holdings Inc 87,092
12,733 Walt Disney Co/The 1,224,787
TOTAL MEDIA & ENTERTAINMENT 29,153,778
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
15,731 (c) AbbVie Inc 3,106,557
2,527 (a) Alkermes PLC 70,731
5,222 (c) Amgen Inc 1,682,581
1,543 Bruker Corp 106,560
5,489 Danaher Corp 1,526,052
2,769 (a) Elanco Animal Health Inc 40,677
6,385 Eli Lilly & Co 5,656,727
1,149 (a) Exact Sciences Corp 78,270
4,414 (a) Exelixis Inc 114,543
70 (a),(b) GRAIL Inc 963
1,621 (a) Halozyme Therapeutics Inc 92,786
423 (a) Illumina Inc 55,163
1,132 (a) Ionis Pharmaceuticals Inc 45,348
18,193 Johnson & Johnson 2,948,358
395 (a) Medpace Holdings Inc 131,851
23,452 Merck & Co Inc 2,663,209

SHARES DESCRIPTION   VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
904 (a) Neurocrine Biosciences Inc $ 104,159
1,447 (a) Novavax Inc 18,276
50,011 Pfizer Inc 1,447,318
399 (a) Sarepta Therapeutics Inc 49,831
3,729 Thermo Fisher Scientific Inc 2,306,647
2,534 (a) Vertex Pharmaceuticals Inc 1,178,513
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 23,425,120
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,231 (a) Jones Lang LaSalle Inc 332,136
4,753 (a) Opendoor Technologies Inc 9,506
1,785 (a) Zillow Group Inc, Class C 113,972
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 455,614
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.1%
5,912 Analog Devices Inc 1,360,765
11,856 (c) Applied Materials Inc 2,395,505
35,090 Broadcom Inc 6,053,025
3,050 Marvell Technology Inc 219,966
179,936 NVIDIA Corp 21,851,428
10,222 QUALCOMM Inc 1,738,251
693 (a) Semtech Corp 31,642
10,200 Texas Instruments Inc 2,107,014
521 Universal Display Corp 109,358
2,647 (a),(b) Wolfspeed Inc 25,676
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 35,892,630
SOFTWARE & SERVICES - 10.1%
3,572 (a) Adobe Inc 1,849,511
993 (a) Altair Engineering Inc, Class A 94,841
2,425 Amdocs Ltd 212,139
1,417 (a) Box Inc, Class A 46,378
361 (a) C3.ai Inc, Class A 8,747
725 (a) Cleanspark Inc 6,772
805 (a) Cloudflare Inc, Class A 65,116
7,313 (a) Dropbox Inc, Class A 185,970
1,426 (a) Dynatrace Inc 76,248
515 (a) Elastic NV 39,531
340 (a) Globant SA 67,368
2,495 Intuit Inc 1,549,395
537 (a) Manhattan Associates Inc 151,101
602 (a),(b) MARA Holdings Inc 9,764
55,232 Microsoft Corp 23,766,331
550 (a),(b) MicroStrategy Inc, Class A 92,730
192 (a) MongoDB Inc 51,907
2,273 (a) Nutanix Inc, Class A 134,675
112 (a) Okta Inc 8,326
14,001 Oracle Corp 2,385,771
4,962 (a) Palantir Technologies Inc, Class A 184,586
380 Pegasystems Inc 27,774
1,278 (a) RingCentral Inc, Class A 40,423
1,882 (a),(b) Riot Platforms Inc 13,964
5,124 Salesforce Inc 1,402,490
2,769 (a) SentinelOne Inc, Class A 66,234
1,110 (a) Teradata Corp 33,677
2,685 (a) Terawulf Inc 12,566
632 (a) Trade Desk Inc/The, Class A 69,299
3,241 (a) UiPath Inc, Class A 41,485
3,998 (a),(b) Unity Software Inc 90,435
410 (a) Wix.com Ltd 68,540
1,207 (a) Workday Inc, Class A 295,003
TOTAL SOFTWARE & SERVICES 33,149,097

Portfolio of Investments September 30, 2024
(continued)
SPXX

SHARES DESCRIPTION   VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 9.0%
108,834 (c) Apple Inc $ 25,358,321
998 (a) Arrow Electronics Inc 132,564
3,111 Avnet Inc 168,959
2,523 (a) Ciena Corp 155,392
43,703 Cisco Systems Inc 2,325,873
1,796 (a) Coherent Corp 159,683
5,255 Dell Technologies Inc, Class C 622,928
414 (a) IPG Photonics Corp 30,768
1,321 (a) Pure Storage Inc, Class A 66,367
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 29,020,855
TELECOMMUNICATION SERVICES - 0.7%
2,306 (a),(b) AST SpaceMobile Inc 60,302
839 Cogent Communications Holdings Inc 63,697
1,483 Iridium Communications Inc 45,157
20,069 (a) Lumen Technologies Inc 142,490
607 Telephone and Data Systems Inc 14,113
1,094 (a) United States Cellular Corp 59,787
40,309 Verizon Communications Inc 1,810,277
TOTAL TELECOMMUNICATION SERVICES 2,195,823
TRANSPORTATION - 1.4%
272 Avis Budget Group Inc 23,824
942 Copa Holdings SA, Class A 88,398
935 (a) GXO Logistics Inc 48,685
4,206 (a) JetBlue Airways Corp 27,591
397 (a) Saia Inc 173,592
14,354 (a) Uber Technologies Inc 1,078,847
6,904 Union Pacific Corp 1,701,698
8,775 United Parcel Service Inc, Class B 1,196,384
1,308 (a) XPO Inc 140,623
TOTAL TRANSPORTATION 4,479,642
UTILITIES - 2.2%
1,280 ALLETE Inc 82,163
2,994 Avangrid Inc 107,155
2,058 Black Hills Corp 125,785
2,908 Brookfield Renewable Corp, Class A 94,975
8,533 Clearway Energy Inc, Class C 261,793
16,505 Duke Energy Corp 1,903,027
9,953 Essential Utilities Inc 383,887
11,064 Hawaiian Electric Industries Inc 107,100
5,952 IDACORP Inc 613,592
2,125 New Jersey Resources Corp 100,300
12,295 NextEra Energy Inc 1,039,296
21,110 OGE Energy Corp 865,932
837 Otter Tail Corp 65,420
12,061 Portland General Electric Co 577,722
69 Southwest Gas Holdings Inc 5,089
1,283 (a),(b) Sunnova Energy International Inc 12,496
6,569 TXNM Energy Inc 287,525
14,575 UGI Corp 364,667
TOTAL UTILITIES 6,997,924
TOTAL COMMON STOCKS
(Cost $94,616,785) 320,943,562
SHARES DESCRIPTION VALUE
X 6,821,880 EXCHANGE-TRADED FUNDS - 2 .3 % X 6,821,880
3,500 SPDR S&P 500 ETF Trust $ 2,008,160
17,000 Vanguard Total Stock Market ETF 4,813,720
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,604,672) 6,821,880

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
TYPE DESCRIPTION(d)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT (e)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0 .0%
Call Chicago Board Options
Exchange SPX Volatility Index
100 $ 400,000 $ 40 12/18/24 $ 7,450
Put Chicago Board Options
Exchange SPX Volatility Index
150 210,000 14 10/16/24 300
TOTAL OPTIONS PURCHASED
(Cost $9,906) 250 $ 610,000 7,750
TOTAL LONG-TERM INVESTMENTS
(Cost $100,231,363) 327,773,192
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
652,150 (f) State Street Navigator Securities Lending Government Money
Market Portfolio
5.020%(g) 652,150
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $652,150) 652,150
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7%
X 5,418,168 REPURCHASE AGREEMENTS - 1 .7 % X 5,418,168
$ 5,418,168 (h) Fixed Income Clearing Corporation 1 .520% 10/01/24 $ 5,418,168
TOTAL REPURCHASE AGREEMENTS
(Cost $5,418,168) 5,418,168
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,418,168) 5,418,168
TOTAL INVESTMENTS - 102 .7%
(Cost $ 106,301,681 ) 333,843,510
OTHER ASSETS & LIABILITIES, NET -  (2.7)% (8,624,696)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 325,218,814
Options Written
Type Description (d)
Number of
Contracts
Notional
Amount (e)
Exercise
Price Expiration Date Value
Call S&P 500 Index (30) $ (16,950,000) $ 5,650 10/18/24 $ (445,350)
Call S&P 500 Index (195) (111,150,000) 5,700 10/18/24 (2,135,250)
Call S&P 500 Index (30) (17,400,000) 5,800 10/18/24 (140,400)
Call S&P 500 Index (60) (35,400,000) 5,900 10/31/24 (162,900)
Total Options Written (premiums received $1,293,677) (315) $(180,900,000) $(2,883,900)

Portfolio of Investments September 30, 2024
(continued)
SPXX

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 320,943,562 $ – $ – $ 320,943,562
Exchange-Traded Funds 6,821,880 – – 6,821,880
Options Purchased 7,750 – – 7,750
Investments Purchased with Collateral from
Securities Lending 652,150 – – 652,150
Short-Term Investments:
Repurchase Agreements – 5,418,168 – 5,418,168
Investments in Derivatives:
Options Written (2,883,900) – – (2,883,900)
Total
$ 325,541,442 $ 5,418,168 $ – $ 330,959,610
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $611,134.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(d) Exchange-traded, unless otherwise noted.
(e) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $5,418,397 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $5,526,534.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt